RELATED PARTY TRANSACTIONS - Related Party Transactions Recognized in the Consolidated Income Statement and Non-Financial Assets and Liabilities Originating from Related Party Transactions (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Net revenues	€ 5,095,254	€ 4,270,894	€ 3,459,790
Costs	3,098,475	2,434,198	2,040,925
Net financial expenses	49,616	33,257	49,092
Trade receivables	232,414	185,000
Trade payables	902,968	797,832
Other current assets	153,183	122,224
Other liabilities	952,025	726,775
Related parties
Disclosure of transactions between related parties [line items]
Net revenues	93,283	131,958	110,190
Costs	39,532	43,288	37,003
Net financial expenses	2,697	2,106	2,219
Trade receivables	19,184	24,263
Trade payables	15,180	13,621
Other current assets	678	1,127
Other liabilities	3,886	8,598
Total Stellantis Group companies | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	89,913	130,882	109,491
Costs	23,800	27,131	22,361
Net financial expenses	2,696	2,103	2,207
Trade receivables	18,168	23,737
Trade payables	11,421	10,344
Other current assets	111	121
Other liabilities	3,309	7,528
Maserati | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	78,946	119,083	100,389
Costs	2,989	2,428	2,981
Net financial expenses	0	0	0
Trade receivables	17,458	23,267
Trade payables	4,806	3,994
Other current assets	0	0
Other liabilities	2,246	6,454
FCA US LLC | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	14	0	0
Costs	14,861	18,465	13,323
Net financial expenses	0	0	0
Trade receivables	10	0
Trade payables	4,637	3,275
Other current assets	0	0
Other liabilities	0	0
Other Stellantis Group companies | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	10,953	11,799	9,102
Costs	5,950	6,238	6,057
Net financial expenses	2,696	2,103	2,207
Trade receivables	700	470
Trade payables	1,978	3,075
Other current assets	111	121
Other liabilities	1,063	1,074
Exor Group companies (excluding the Stellantis Group) | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	282	281	150
Costs	1,611	1,014	1,665
Net financial expenses	0	1	2
Trade receivables	343	382
Trade payables	418	1
Other current assets	68	8
Other liabilities	73	5
Other related parties | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	3,088	795	549
Costs	14,121	15,143	12,977
Net financial expenses	1	2	€ 10
Trade receivables	673	144
Trade payables	3,341	3,276
Other current assets	499	998
Other liabilities	€ 504	€ 1,065